Net Finance Costs - Schedule of Information About Finance Income and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance income and costs [line items]
Interest payable on financial liabilities at amortised cost and associated derivatives	£ (22)	£ (42)	£ (99)
Interest on lease liabilities	(45)
Net foreign exchange losses	(5)	(36)
Finance costs associated with transactions		(1)	(6)
Finance costs	(84)	(91)	(110)
Interest receivable on financial assets at amortised cost	15	18	20
Interest on lease receivables	11
Net finance income in respect of retirement benefits	13	11	3
Net foreign exchange gains			44
Finance income	41	36	80
Net finance costs	(43)	(55)	(30)
Not designated in hedging relationship [member]
Disclosure of finance income and costs [line items]
Finance costs	(12)	(7)	(5)
Finance income	£ 2	6	12
Designated in hedging relationship [member]
Disclosure of finance income and costs [line items]
Finance costs		(5)
Finance income		£ 1	£ 1